Financial Investments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial Investments	16Financial investments

Carrying amount of financial investments
	2025	2024
	$m	$m
Financial investments measured at fair value through other comprehensive income	385,122	339,193
– treasury and other eligible bills	105,075	112,705
– debt securities	277,867	224,496
– equity securities	1,755	1,569
– other instruments	425	423
Debt instruments measured at amortised cost	182,089	153,973
– treasury and other eligible bills	23,445	22,148
– debt securities	158,644	131,825
At 31 Dec	567,211	493,166

Equity instruments measured at fair value through other comprehensive income
	Fair value	Dividends recognised
Type of equity instruments	$m	$m
Investments required by central institutions	634	27
Business facilitation	1,045	28
Others	76	2
At 31 Dec 2025	1,755	57

Investments required by central institutions	620	29
Business facilitation	886	29
Others	63	2
At 31 Dec 2024	1,569	60

Weighted average yields of investment debt securities
Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at fair value through other comprehensive income
US Treasury	2.9	3.7	2.3	2.3
US Government agencies	—	3.0	4.4	3.5
US Government-sponsored agencies	1.8	1.6	4.1	1.8
UK Government	—	3.8	2.6	1.9
Hong Kong Government	1.4	2.5	2.7	—
Other governments	2.8	4.2	4.3	2.2
Asset-backed securities	—	4.4	3.9	3.3
Corporate debt and other securities	3.2	3.9	4.2	1.3

Debt securities measured at amortised cost
US Treasury	3.2	3.8	3.7	2.0
US Government agencies	4.5	4.3	4.0	4.7
US Government-sponsored agencies	—	2.9	3.7	2.9
UK Government	—	3.3	3.0	—
Hong Kong Government	2.5	2.7	—	—
Other governments	3.2	3.1	2.5	8.0
Asset-backed securities	—	—	7.3	—
Corporate debt and other securities	3.2	3.4	3.8	4.8
The maturity distributions of ABSs are presented in the above table on the basis of contractual maturity dates. The weighted average yield for each range of maturities is calculated by dividing the annualised interest income for the year ended 31 December 2025 by the book amount of debt securities at that date. The yields do not include the effect of related derivatives.
HSBC Holdings

HSBC Holdings carrying amount of financial investments
	2025	2024
	$m	$m
Debt instruments measured at amortised cost
Treasury and other eligible bills	15,470	9,556
Debt securities	—	772
At 31 Dec	15,470	10,328
25Financial liabilities designated at fair value

HSBC
	2025	2024
	$m	$m
Deposits by banks and customer accounts[1]	27,491	23,773
Liabilities to customers under investment contracts	5,288	5,931
Debt securities in issue (Note 26)	116,502	99,706
Subordinated liabilities (Note 29)	9,175	9,317
At 31 Dec	158,456	138,727
1Structured deposits placed at HSBC Bank USA are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.
The carrying amount of financial liabilities designated at fair value was $2,691m less than the contractual amount at maturity (2024: $4,365m less).
The cumulative amount of change in fair value attributable to changes in credit risk was a loss of $2,252m (2024: loss of $1,655m).

HSBC Holdings
	2025	2024
	$m	$m
Debt securities in issue (Note 26)	44,687	33,268
Subordinated liabilities (Note 29)	8,220	8,314
At 31 Dec	52,907	41,582
The carrying amount of financial liabilities designated at fair value was $1,161m more than the contractual amount at maturity (2024: $17m less).
The cumulative amount of change in fair value attributable to changes in credit risk was a loss of $430m (2024: $540m).31Offsetting of financial assets and financial liabilities
In the offsetting of financial assets and financial liabilities, the net amount is reported in the balance sheet when the offset criteria are met. This is achieved when there is a legally enforceable right to offset the recognised amounts and there is either an intention to settle on a net basis, or realise the asset and settle the liability simultaneously.
In the following table, the ‘Amounts not set off in the balance sheet’ include transactions where:
–the counterparty has an offsetting exposure with HSBC and a master netting or similar arrangement is in place with a right to set off only in the event of default, insolvency or bankruptcy, or the offset criteria are otherwise not satisfied; and
–cash and non-cash collateral (debt securities and equities) has been received/pledged for derivatives and reverse repurchase/repurchase, stock borrowing/lending and similar agreements to cover net exposure in the event of a default or other predetermined events.
The effect of over-collateralisation is excluded.
‘Amounts not subject to enforceable netting agreements’ include contracts executed in jurisdictions where the rights of offset may not be upheld under the local bankruptcy laws, and transactions where a legal opinion evidencing enforceability of the right of offset may not have been sought, or may have been unable to obtain.
For risk management purposes, the net amounts of loans and advances to customers are subject to limits, which are monitored and the relevant customer agreements are subject to review and updated, as necessary, to ensure the legal right to set off remains appropriate.

Offsetting of financial assets and financial liabilities
	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[1]	Total
			Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments, including non- cash collateral	Cash collateral	Net amount
	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 15)[2]	330,338	(97,243)	233,095	(202,744)	(26,074)	4,277	4,645	237,740
Reverse repos, stock borrowing and similar agreements classified as:[3]
– trading assets	31,450	(610)	30,840	(30,839)	(1)	—	2,556	33,396
– non-trading assets	504,986	(224,173)	280,813	(279,149)	(207)	1,457	17,640	298,453
Loans and advances to customers[4]	39,273	(18,826)	20,447	(17,395)	(81)	2,971	2	20,449
At 31 Dec 2025	906,047	(340,852)	565,195	(530,127)	(26,363)	8,705	24,843	590,038

Derivatives (Note 15)[2]	372,699	(112,746)	259,953	(230,133)	(22,730)	7,090	8,684	268,637
Reverse repos, stock borrowing and similar agreements classified as:[3]
– trading assets	25,077	(637)	24,440	(24,428)	(10)	2	757	25,197
– non-trading assets	386,124	(154,133)	231,991	(230,584)	(332)	1,075	20,602	252,593
Loans and advances to customers[4]	34,582	(16,540)	18,042	(15,313)	(75)	2,654	4	18,046
At 31 Dec 2024	818,482	(284,056)	534,426	(500,458)	(23,147)	10,821	30,047	564,473

Financial liabilities
Derivatives (Note 15)[2]	329,387	(97,243)	232,144	(201,311)	(28,038)	2,795	5,710	237,854
Repos, stock lending and similar agreements classified as:[3]
– trading liabilities	19,691	(329)	19,362	(19,362)	—	—	1	19,363
– non-trading liabilities	375,173	(224,454)	150,719	(145,206)	(224)	5,289	54,255	204,974
Customer accounts[5]	46,444	(18,826)	27,618	(17,395)	(81)	10,142	12	27,630
At 31 Dec 2025	770,695	(340,852)	429,843	(383,274)	(28,343)	18,226	59,978	489,821

Derivatives (Note 15)[2]	369,287	(112,746)	256,541	(221,232)	(30,334)	4,975	7,907	264,448
Repos, stock lending and similar agreements classified as:[3]
– trading liabilities	18,482	(157)	18,325	(18,326)	—	(1)	6	18,331
– non-trading liabilities	287,648	(154,613)	133,035	(131,719)	(164)	1,152	47,845	180,880
Customer accounts[5]	41,409	(16,540)	24,869	(15,313)	(75)	9,481	17	24,886
At 31 Dec 2024	716,826	(284,056)	432,770	(386,590)	(30,573)	15,607	55,775	488,545
1These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.
2At 31 December 2025, the amount of cash margin received that had been offset against the gross derivatives assets was $3.8bn (2024: $5.3bn). The amount of cash margin paid that had been offset against the gross derivatives liabilities was $11.5bn (2024: $5.6bn).
3For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ of
$33.4bn (2024: $25.2bn) and ‘Trading liabilities’ of $19.4bn (2024: $18.3bn), see the ‘Funding sources and uses’ table on page 195.
4At 31 December 2025, the total amount of ‘Loans and advances to customers’ was $988.4bn (2024: $930.7bn), of which $20.4bn (2024: $18.0bn) was subject to offsetting.
5At 31 December 2025, the total amount of ‘Customer accounts’ was $1,786.8bn (2024: $1,655.0bn), of which $27.6bn (2024: $24.9bn) was subject to offsetting.